Fair value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Mesurements
Schedule of assets and liabilities measured or disclosed at fair value

	Fair Value Measurement or Disclosure at December 31, 2013 Using
	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB
Fair value disclosure (note 2)
Cash and Cash equivalents
Time deposits	—	757,550	—
Short-term investments
Time deposits	—	485,945	—
Other current assets
Employee interest free loan	—	2,554	—
Other non-current assets
Employee interest free loan	—	10,218	—

Assets and liabilities measured or disclosed at fair value as of December 31, 2014 are summarized as below:

	Fair Value Measurement or Disclosure at December 31, 2014 Using
	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB
Fair value disclosure (note 2)
Cash and Cash equivalents
Time deposits	—	254,222	—
Other current assets
Employee interest free loan	—	4,306	—
Other non-current assets
Employee interest free loan	—	15,288	—

Fair value measurement
Recurring
Warrant liability(note 11)	—	701,776	—
Total liability measured at fair value	—	701,776	—